STOCK OPTIONS (Details Narrative) - USD ($)	1 Months Ended	7 Months Ended	12 Months Ended
	Feb. 24, 2015	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Stock Option [Member]
Fair value of the options			$ 0.111	$ 0.192	$ 0.565
Allocated share-based compensation expense			$ 231	$ 1,711	$ 203
Aggregated intrinsic value vested and exercisable options		$ 2,500	$ 2,500
Weighted average contractual term			1 year 7 months 24 days
Unrecognized compensation expense		$ 249,962	$ 249,962
Period for recognition			1 year 6 months
2010 Plan [Member]
Number of shares available under plan	2,575,000
Common stock issued under plan		1,875,000
2014 Plan [Member]
Number of shares available under plan	13,100,000
Share-based compensation arrangement by share-based payment award, award vesting period	2 years
Share price (per shares)	$ 0.14
2014 Plan [Member] | Stock Option [Member]
Number of shares available under plan	3,175,000
Minimum [Member]
Fair value of the options				$ 0.190
Maximum [Member]
Fair value of the options				$ 0.214